Significant Accounting Policies - Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, estimated useful lives	4 years
Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, estimated useful lives	4 years
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, estimated useful lives	4 years